Stockholders' equity and dividend payment, Stock Repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Repurchases [Abstract]
Share repurchases (in shares)	0	1,481,383	2,209,927
Percentage of outstanding shares		0.90%
Aggregate consideration		$ 13,196	$ 18,808
Average price (in dollars per share)		$ 8.89	$ 8.49